LOANS (Details 9) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Real estate loans
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Recorded Investment		$ 53,152
One-to-four family
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Recorded Investment		$ 53,152